Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Common Share Applicable to Common Shareholders of MUFG	EARNINGS (LOSS) PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG
Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	2022	2023 (Restated)	2024
	(in millions)
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥(83,320)	¥376,635	¥1,328,121
Effect of dilutive instruments:
Restricted stock units and performance-based stock units—Morgan Stanley	(5,361)	(3,816)	(3,283)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group for diluted computation	¥(88,681)	¥372,819	¥1,324,838

	2022	2023	2024
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	12,798,060	12,317,723	11,978,725
Effect of dilutive instruments:
Stock acquisition rights under the Stock Option Plan and the common shares of MUFG under the Board Incentive Plan(1)	—	1,132	1,876
Weighted average common shares for diluted computation	12,798,060	12,318,855	11,980,601

	2022	2023	2024
	(in yen)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥(6.51)	¥30.58	¥110.87
Diluted earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group(1)	¥(6.93)	¥30.26	¥110.58

Note:
(1)For the fiscal year ended March 31, 2022, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.